Business Segment Information (Reconciliation of Assets from Segment to Consolidated) (Detail) - JPY (¥) ¥ in Billions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019
Schedule Of Assets By Segment [Line Items]
Fixed assets		¥ 1,739.8	¥ 1,657.2	[1]
U.S. GAAP adjustments	[2]	887.2	413.1
Premises and equipment—net, Goodwill, Intangible assets, and ROU assets related to operating leases included in Other assets		¥ 2,627.0	¥ 2,070.3

[1]	Beginning on April 1, 2018, new allocation methods for income and expense transactions between each segment and “Others” have been applied. In connection with the use of the new allocation methods, the presentation of “Net business profits” has changed to “Net business profits (losses) + Net gains (losses) related to ETFs and others.” Before the change, “Net gains (losses) related to ETFs and others” were included in “Gross profits” of each segment and eliminated in “Others.” In addition, “Amortization of goodwill and others” has been presented as a new item. Figures for the fiscal year ended March 31, 2018 have been restated for the new allocation methods. These changes more appropriately reflect the performance of each of the operating segments in accordance with internal managerial accounting rules and practices. Income and expenses of foreign branches of MHBK and foreign subsidiaries with functional currencies other than Japanese Yen have been translated for purposes of segment reporting using the budgeted foreign currency rates. Prior period comparative amounts for such foreign currency income and expenses have been translated using current period budgeted foreign currency rates.
[2]	The U.S. GAAP adjustments are primarily comprised of GAAP differences mainly from ROU assets related to operating leases not recognized under Japanese GAAP; internally developed software, which was impaired under Japanese GAAP; land, which was revalued under Japanese GAAP; and the consolidation of certain variable interest entities, which are not consolidated under Japanese GAAP. ROU assets are recognized on balance sheets in connection with the adoption of ASU No.2016-02 on April 1, 2019.